Pledged Assets and Collateral	6 Months Ended
Sep. 30, 2021
Financial Instruments Pledged as Collateral [Abstract]
Pledged Assets and Collateral	PLEDGED ASSETS AND COLLATERAL
At September 30, 2021, assets mortgaged, pledged, or otherwise subject to lien were as follows:

September 30, 2021(1)
(in millions)
Trading account securities	¥12,101,156
Investment securities	18,996,743
Loans	12,287,113
Other	22,129
Total	¥43,407,141

Note:
(1)The above table includes pledged assets of ¥860,646 million in transferred business of MUFG Union Bank, which is included in Other assets in the accompanying condensed consolidated balance sheets at September 30, 2021. See Note 2 for more information.

The above pledged assets were classified by type of liabilities to which they related as follows:

September 30, 2021(1)
(in millions)
Deposits	¥244,149
Payables under repurchase agreements and securities lending transactions	14,867,093
Other short-term borrowings and long-term debt	28,266,550
Other	29,349
Total	¥43,407,141

Note:	(1)The above table includes liabilities amounts to which pledged assets of ¥860,646 million in transferred business of MUFG Union Bank relate at September 30, 2021. See Note 2 for more information.
At September 30, 2021, certain investment securities, principally Japanese national government and Japanese government agency bonds, loans and other assets with a combined carrying value of ¥21,272,299 million, including assets held for sale relating to transferred business of MUFG Union Bank, were pledged for acting as a collection agent of public funds, for settlement of exchange at the Bank of Japan and Japanese Banks’ Payment Clearing Network, for derivative transactions and for certain other purposes.
The MUFG Group engages in on-balance sheet securitizations. These securitizations of mortgage and apartment loans, which do not qualify for sales treatment, are accounted for as secured borrowings. The amount of loans in the table above represents the carrying amount of these transactions with the carrying amount of the associated liabilities included in Other short-term borrowings and Long-term debt.
At March 31, 2021 and September 30, 2021, the cash collateral pledged for derivative transactions, which is included in Other assets, was ¥2,005,136 million and ¥1,586,822 million, respectively, and the cash collateral received for derivative transactions, which is included in Other liabilities, was ¥909,641 million and ¥882,610 million, respectively. At September 30, 2021, the amounts of cash collateral pledged for derivative transactions included ¥29,362 million of collateral,which was reclassified to assets held for sale in Other assets relating to transferred business of MUFG Union Bank.